Stockholders' Equity	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Stockholders' Equity

9. Stockholders' Equity

During the first half of 2025 and 2024, the Company had no new issuances of shares (other than the restricted shares discussed below).

On January 30, 2025, and April 30, 2025, the Company paid dividends of $0.59375 per share, $8,012 in aggregate, on its Series F Preferred Shares.

On February 28, 2025, and May 28, 2025, the Company paid dividends of $0.57812 per share $5,488 in total, on its Series E Preferred Shares.

On March 27, 2025, the Company declared the first semi-annual dividend of $0.60 per common share, $18,077 in total, which was paid on July 18, 2025. On March 27, 2024, the Company declared the first semi-annual dividend of $0.60 per common share, $17,705 in total, which was paid on July 18, 2024.

On May 1, 2024, the Company’s Board of Directors adopted, in accordance with Bermuda law, the Tsakos Energy Navigation Limited 2024 Equity Incentive Plan (the “2024 Plan”), which replaced the Company’s share-based incentive plan adopted in 2012. The 2024 Plan permits the Company to grant share options or other share based awards with respect to up to 1,000,000 of the Company’s common shares to its directors and officers, to the officers of the vessels in the fleet, and to the directors, officers and employees of our managers. On July 24, 2024, 625,000 restricted common shares were granted under the 2024 Plan to Company directors and officers as well as other employees and persons who provide services to the Company and its subsidiaries and employees of any management company, of which 3,000 shares were subsequently forfeited during the second half of 2024. The restricted shares are scheduled to vest upon satisfaction of the time-based and performance-based conditions. The time-based condition will be satisfied so long as the participant continues to have a service relationship with the Company or its subsidiaries or any management company on the applicable vesting dates. The performance-based condition will be satisfied upon determination by the Company that the fleet utilization as defined in the awards, equals or exceeds 85% for the period from January 1, 2024 through the end of the last complete fiscal quarter preceding each vesting date. The vesting schedule is as follows: 25% of the shares granted to each recipient on January 1, 2025, 25% to vest on July 1, 2025, 25% to vest on January 1, 2026, and 25% to vest on July 1, 2026. On January 1, 2025 and July 1, 2025, upon satisfaction of the time-based and performance-based conditions, 155,500 and 155,500 restricted shares, or equal to the 25% and 25% of the restricted shares vested under the 2024 Plan, respectively.

During the first half of 2025, stock-based compensation expense on restricted common shares amounted to $4,578, whereas total unrecognized stock-based compensation expense relating to the Company’s outstanding restricted common stock was $3,511, as of June 30, 2025. During the second quarter of 2025, stock-based compensation expense on restricted common shares amounted to $2,302. The average period over which the total stock-based compensation expense related to non-vested restricted common stock, was expected to be recognized, was 1.0 year.

Movements under this plan are as follows:

	Number of RSUs Granted	Number of RSUs Forfeited	Number of RSUs Vested	Balance of Non-Vested RSUs	Grant – Date Fair Value per share
December 31, 2023	—	—	—	—	$—
Granted July 24,2024	625,000	(3,000)	—	622,000	$26.07
Vested during 2024	—	—	—	—	$26.07
December 31, 2024	625,000	(3,000)	—	622,000	$26.07
Vested January 1, 2025	—	—	(155,500)	(155,500)	$26.07
June 30, 2025	625,000	(3,000)	(155,500)	466,500	$26.07